Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	£ 346,220	£ 320,913
Cash collateral and settlement balances, undiscounted	117,281	104,801
Repurchase agreements and other similar secured borrowing, undiscounted	18,842	29,923
Debt securities in issue, undiscounted	61,471	39,806
Subordinated liabilities, undiscounted	58,364	54,892
Trading portfolio liabilities, undiscounted	56,829	56,182
Financial liabilities designated at fair value, undiscounted	310,679	299,022
Derivative financial instruments, undiscounted	240,984	279,604
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,726
Other financial liabilities, undiscounted	8,098	8,291
Total financial liabilities, undiscounted cash flows	1,218,768	1,197,160
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	255,034	240,695
Cash collateral and settlement balances, undiscounted	84,076	75,021
Repurchase agreements and other similar secured borrowing, undiscounted	8,801	18,542
Debt securities in issue, undiscounted	2,393	2,920
Subordinated liabilities, undiscounted	1,358	0
Trading portfolio liabilities, undiscounted	56,829	56,182
Financial liabilities designated at fair value, undiscounted	161,975	157,090
Derivative financial instruments, undiscounted	240,179	278,662
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	4,284	4,335
Total financial liabilities, undiscounted cash flows	814,929	833,447
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	35,765	33,769
Cash collateral and settlement balances, undiscounted	32,910	29,780
Repurchase agreements and other similar secured borrowing, undiscounted	4,520	1,832
Debt securities in issue, undiscounted	10,789	15,360
Subordinated liabilities, undiscounted	0	824
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	30,387	23,676
Derivative financial instruments, undiscounted	23	27
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,726
Other financial liabilities, undiscounted	8	10
Total financial liabilities, undiscounted cash flows	114,402	109,004
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	31,757	27,410
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	322	84
Debt securities in issue, undiscounted	22,489	5,930
Subordinated liabilities, undiscounted	1,025	75
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,677	16,971
Derivative financial instruments, undiscounted	54	18
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	16	18
Total financial liabilities, undiscounted cash flows	72,340	50,506
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	19,049	13,059
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	637	4,065
Debt securities in issue, undiscounted	13,366	3,579
Subordinated liabilities, undiscounted	418	80
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,449	15,713
Derivative financial instruments, undiscounted	13	0
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	35	35
Total financial liabilities, undiscounted cash flows	47,967	36,531
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	3,422	3,687
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	4,562	3,892
Debt securities in issue, undiscounted	2,243	745
Subordinated liabilities, undiscounted	12,727	11,955
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	32,838	30,014
Derivative financial instruments, undiscounted	223	197
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	134	127
Total financial liabilities, undiscounted cash flows	56,149	50,617
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	614	1,531
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	0	1,508
Debt securities in issue, undiscounted	2,573	2,558
Subordinated liabilities, undiscounted	9,210	7,036
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	21,670	21,471
Derivative financial instruments, undiscounted	94	298
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	108	86
Total financial liabilities, undiscounted cash flows	34,269	34,488
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	579	762
Cash collateral and settlement balances, undiscounted	295	0
Repurchase agreements and other similar secured borrowing, undiscounted	0	0
Debt securities in issue, undiscounted	7,618	8,714
Subordinated liabilities, undiscounted	33,626	34,922
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	32,683	34,087
Derivative financial instruments, undiscounted	398	402
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	3,513	3,680
Total financial liabilities, undiscounted cash flows	£ 78,712	£ 82,567